Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2013
Taxes on Income [Abstract]
Summary of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Deferred tax assets:
Allowance for doubtful accounts	163	136
Severance pay	47	64
Vacation pay	95	69
Research and development	1,023	806
Tax loss carry forwards	18,497	14,401
Total gross deferred tax assets	19,825	15,476

Valuation allowance	(19,825)	(15,476)

Net deferred tax assets	-	-

Schedule of Loss before Income Taxes
The components of loss before income tax expense are as follows:

	Year ended December 31
	2013	2012	2011
Israel	(9,013)	(10,583)	(3,587)
United States	(515)	(524)	(270)

Loss before income tax expense	(9,528)	(11,107)	(3,857)

Reconciliation of Income Taxes
A reconciliation of the theoretical income tax expense, assuming all loss is taxed at the Israeli statutory income tax rate of 25% for the year ended December 31, 2013, 25% for the year ended December 31, 2012 and 24% for the year ended December 31, 2011, and the actual income tax expense, is as follows:

	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
Loss before income tax expense	(9,528)	(11,107)	(3,857)

Theoretical income tax benefit at Israeli
statutory tax rates	(2,382)	(2,777)	(926)
Non-deductible expense	28	15	14
Issuance of shares related expenses	(97)	-	-
Stock compensation expense	305	75	120
Change in valuation allowance	4,349	2,587	2,982
Adjustments arising from differences on the tax rate	(53)	(19)	(43)
Tax rate change	(1,023)	-	(3,141)
Difference in basis measurement between book
and tax and others	(1,127)	119	994

Income tax expense for the reported year	-	-	-